LEASES (Details)	Apr. 21, 2022 USD ($)
LEASES (Details)
2022 (remainder)	$ 162,840
2023	325,681
2024	313,044
2025	309,058
2026	304,241
Thereafter	209,474
Total	1,624,338
Less: interest	(240,930)
Present value of lease liabilities	1,383,408
Less: Current portion	(257,972)
Lease liability, net of current portion	$ 1,125,436